Consolidated Statements Of Equity (Deficit) (USD $) In Millions, unless otherwise specified	Comprehensive Income (Loss) [Member]	Common Stock [Member]	Preferred Stock [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Paid-In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Non-Controlling Interests [Member]	Unisys Corporation [Member]	Total
Beginning Balance, Value at Dec. 31, 2008		$ 0.4		$ (2,596.0)	$ (44.8)	$ 4,102.6	$ (2,904.6)	$ 18.6	$ (1,442.4)	$ (1,423.8)
Stock-based compensation, value					(0.2)	2.1			1.9	1.9
Shares issued in debt exchange, value						91.8			91.8	91.8
Comprehensive Income:
Consolidated net income	193.0			189.3				3.7	189.3	193.0
Other comprehensive income:
Translation adjustments	78.1						71.6	6.5	71.6	78.1
Postretirement plans	(212.7)						(180.5)	(32.2)	(180.5)	(212.7)
Other comprehensive income, Total	(134.6)								(108.9)	(134.6)
Comprehensive income (loss)	58.4									58.4
Ending Balance, Value at Dec. 31, 2009		0.4		(2,406.7)	(45.0)	4,196.5	(3,013.5)	(3.4)	(1,268.3)	(1,271.7)
Stock-based compensation, value					(1.0)	10.7			9.7	9.7
Comprehensive Income:
Consolidated net income	241.3			236.1				5.2	236.1	241.3
Other comprehensive income:
Translation adjustments	24.2						25.7	(1.5)	25.7	24.2
Postretirement plans	62.7						59.5	3.2	59.5	62.7
Other comprehensive income, Total	86.9								85.2	86.9
Comprehensive income (loss)	328.2									328.2
Ending Balance, Value at Dec. 31, 2010		0.4		(2,170.6)	(46.0)	4,207.2	(2,928.3)	3.5	(937.3)	(933.8)
Stock-based compensation, value					(2.1)	26.4			24.3	24.3
Sale of preferred stock, net of expenses			249.7						249.7	249.7
Dividends declared to preferred holders						(16.2)			(16.2)	(16.2)
Dividends declared to noncontrolling interests								(1.4)		(1.4)
Comprehensive Income:
Consolidated net income	141.2			134.0				7.2	134.0	141.2
Other comprehensive income:
Translation adjustments	(46.3)						(44.9)	(1.4)	(44.9)	(46.3)
Postretirement plans	(728.5)						(727.7)	(0.8)	(727.7)	(728.5)
Other comprehensive income, Total	(774.8)								(772.6)	(774.8)
Comprehensive income (loss)	(633.6)									(633.6)
Ending Balance, Value at Dec. 31, 2011		$ 0.4	$ 249.7	$ (2,036.6)	$ (48.1)	$ 4,217.4	$ (3,700.9)	$ 7.1	$ (1,318.1)	$ (1,311.0)